                                     [LOGO]

May 13, 1998

Dear Valued Client:

On May 12, 1998, the Allmerica Securities Trust (NYSE trading symbol: ALM) Board of Trustees declared a quarterly dividend of $.21 per share from net investment income. The dividend is payable June 30, 1998, to shareholders of record on May 29, 1998. For the 12 months ended March 31, 1998, the Trust paid dividends of $.84 per share, producing a current yield of 7.77%, based on the first-quarter closing price of $10.81. By comparison, the 10-year Treasury note yield was 5.73% on March 31, 1998.

--------------------------------------------------------------------------------
                        ALLMERICA SECURITIES TRUST FACTS
                                At March 31, 1998

            Market Value                                  $10.813
            Net Asset Value                               $11.868
            Total Net Assets (000's)                     $101,975
            Shares Outstanding (000's)                      8,592
            * Net Investment Income Per Share               $0.21
            * Increase/Decrease in
             Per Share Value Resulting
             from Investment Operations                     $0.21
            TOTAL RETURNS AT 3/31/98
             Allmerica Securities Trust
              Three Months                                  1.89%
              Twelve Months                                13.66%
             Lehman Brothers Corporate
              Bond Index
              Three Months                                  1.53%
              Twelve Months                                13.05%

            * For three months ended March 31, 1998
--------------------------------------------------------------------------------

THIRD QUARTER REVIEW
     The first quarter of 1998 witnessed a modest decline in yield of ten basis points for short-through intermediate-term Treasuries, while the benchmark thirty year Treasury bond rose one basis point to end the quarter at 5.93%. The total return for the bond market as represented by the Lehman Aggregate Bond Index was a respectable 1.56% for the quarter ending March 31, 1998.

     Bullish investor sentiment early in the quarter brought the yield on the thirty year Treasury to 5.69%, which was the lowest yield in more than thirty years. Many market participants were focused on rosy federal budget scenarios that predict a surplus as early as this year, which will translate into lower Treasury debt issuance throughout 1998. In addition, the Southeast Asian economic crisis was still very much in the news, and many investors began speculating that the Federal Reserve Board (the "Fed") would be forced to ease interest rates in order to avoid global economic panic. Meanwhile, inflation indicators moved below 2%, calming investors' fears that strong economic growth would lead to accelerating inflation.

     All these factors contributed to the bond market rally, but bullishness soon gave way to caution, and the thirty year Treasury bond was yielding just over 6% by early March. The low interest rate environment led to heavy corporate debt issuance, while unseasonably warm weather contributed to robust gains in the housing market. In addition, job gains and retail sales surpassed market expectations, causing many economists to revise upward their first quarter GDP forecasts. As a result, interest rates took a breather and have settled back into a trading range of 5.75% to 6.00%.

     Current bond market conditions are somewhat unusual in that investors are not rewarded a great deal of incremental yield for assuming greater risk by buying longer-term bonds. For example, the difference between two year and ten year Treasury notes is only ten basis points, whereas this spread has historically hovered between eighty to one hundred basis points, or 0.80% to 1.00%. This situation may change if the Fed is compelled to cut interest rates, which would drive short-term rates to perhaps fall more than long-term rates. However, if economic growth remains healthy and the Southeast Asian crisis is resolved satisfactorily, the Fed's most likely course of action this year will be to do nothing. In the event that inflation stays below 2% or moves lower and Treasury issuance declines markedly, the yield curve could invert, meaning longer-term bonds could yield less than short-term bonds. Although unusual, such a development would not be the first occurrence of an inverted yield curve.

     The current economic expansion may soon become the longest-running post-war expansion on record. It is very unusual to experience lower inflation in the midst of late-cycle growth, but this expansion is marked by a very unique confluence of factors. One important factor is the global de-coupling in growth that has occurred. Japan has been mired in recessionary conditions for most of this decade, while Europe is undergoing Monetary Union-related restructuring. Meanwhile, technological advances have increased corporate productivity and led to greater innovation in many fields. Demographic factors have also influenced the nature of this expansion, with baby boomers entering the prime earning and saving years of their lives. This unusual set of circumstances has produced a remarkable economic boom in this country that continues to amply reward both equity and bond investors.


                First Allmerica Financial Life Insurance Company
             Allmerica Financial Life Insurance and Annuity Company
                     (licensed in all states except NY & HI)
           Allmerica Trust Company, N.A. * Allmerica Investments, Inc.
Allmerica Investment Management Company, Inc. * Allmerica Asset Management, Inc.
 Allmerica Property & Casualty Companies, Inc. * The Hanover Insurance Company
         Sterling Risk Management Services, Inc. * Citizens Corporation
              Citizens Insurance Company of America * AMGRO, Inc.

               440 Lincoln Street, Worcester, Massachusetts 01653

                           ALLMERICA SECURITIES TRUST

               SCHEDULE OF INVESTMENTS, March 31, 1998 (Unaudited)

                                                         MOODY'S
PAR VALUE                                                RATINGS      VALUE

CORPORATE NOTES AND BONDS - 71.81%

                 FINANCE - 17.30%
$  500,000       AT&T Capital Corp., Series 4, MTN
                 6.26%, 02/18/99                            Baa    $    500,215
 1,150,000       BCH Cayman Islands
                 Yankee Subordinated Notes, Guaranteed
                 6.50%, 02/15/06                            A         1,135,993
 1,400,000       Capital One Financial Corp.
                 7.25%, 12/01/03                            Ba        1,421,300
 1,000,000       Cenfed Financial Corp., Senior Debenture
                 11.17%, 12/15/01 (A)                       Bb        1,110,000
 1,500,000       Colonial Capital II, Series A, Guaranteed
                 8.92%, 01/15/27 (A)                        NR        1,620,102
   975,000       Compass Trust I, Series A, Guaranteed
                 8.23%, 01/15/27                            NR        1,035,476
   800,000       Conseco Financing Trust III
                 8.80%,04/01/27                             Ba          895,050
 1,000,000       First Tennessee National Corp.
                 Subordinated Notes
                 6.75%, 11/15/05                            Baa       1,020,043
 1,000,000       Homeside Lending, Inc., MTN
                 6.88%, 05/15/00                            Baa       1,012,667
   169,725       Jennifer Holding Corp.
                 12.25%, 12/30/98 (B)                       NR          173,530
   539,209       Mack Trust, Inc.
                 10.91%, 04/01/99 (B)                       NR          560,767
   550,000       MBNA Corp., MTN
                 6.96%, 09/12/02                            Baa         546,906
 1,000,000       Merita Bank, Ltd.
                 Yankee Subordinated Notes
                 6.50%, 01/15/06                            A           985,515
 1,000,000       The Money Store, Inc.
                 8.05%, 04/15/02                            Ba        1,056,321
 1,000,000       Providian Capital, Series A, Guaranteed
                 9.53%, 02/01/27 (A)                        Baa       1,125,990
 1,000,000       Riggs Capital Trust
                 8.63%, 12/31/26 (A)                        Baa       1,056,824
 1,000,000       St. George Bank, Ltd., Yankee Debenture
                 7.15%, 10/15/05 (A)                        Baa       1,028,790
 1,250,000       Zions Institutional Capital Trust
                 Series A, Guaranteed
                 8.54%, 12/15/26                            A         1,353,061
                                                                   ------------
                                                                     17,638,550
                                                                   ------------
                 INDUSTRIAL - 12.33%
 2,000,000       Bethlehem Steel Corp., Senior Notes
                 10.38%, 09/01/03                           B         2,120,000
   950,000       Buckeye Cellulose Corp.
                 Senior Subordinated Notes
                 9.25%, 09/15/08                            Ba        1,011,750
 1,000,000       CSC Holdings Inc., Debenture
                 7.88%, 02/15/18                            Ba          995,000
 1,000,000       Georgia Gulf Corp.
                 7.63%, 11/15/05                            Ba        1,020,224
   649,000       Homeside, Inc., Senior Notes, Series B
                 11.25%, 05/15/03 (A)                       Ba          773,933
 1,000,000       Interpool, Inc.
                 7.35%, 08/01/07 (A)                        Ba        1,020,367
 1,000,000       LTV Corp., Senior Notes, Guaranteed
                 8.20%, 09/15/07 (A)                        Ba        1,012,500
   500,000       McDermott (J. Ray) SA
                 Senior Subordinated Notes
                 9.38%, 07/15/06                            B           536,250
   950,000       Owens-Illinois, Inc., Senior Notes
                 7.85%, 05/15/04                            Ba          983,924
 1,000,000       RPM, Inc., Senior Notes
                 7.00%, 06/15/05                            Baa       1,026,508
 1,000,000       Stone Container Corp., Senior Notes
                 11.88%, 12/01/98                           B         1,028,750
 1,000,000       Westinghouse Electric Corp., Debenture
                 8.38%, 06/15/02                            Ba        1,047,979
                                                                   ------------
                                                                     12,577,185
                                                                   ------------
                 OIL, GAS AND PETROLEUM - 9.45%
 2,000,000       ANR Pipeline Co., Debenture
                 9.63%, 11/01/21                            Baa       2,648,792
 1,000,000       Clark Oil & Refining Corp., Senior Notes
                 9.50%, 09/15/04                            Ba        1,032,500
 1,000,000       Oryx Energy Co.
                 8.13%, 10/15/05                            Ba        1,067,602
 1,450,000       Seagull Energy Corp., Senior Notes
                 7.88%, 08/01/03                            Ba        1,468,125
 1,250,000       Texas Eastern Transmission Corp.
                 Debenture
                 10.00%, 08/15/01                           A         1,391,164
 1,000,000       Tosco Corp.
                 7.00%, 07/15/00                            Baa       1,015,060
   900,000       Valero Management Partnership, LP
                 First Mortgage, Series J-12
                 10.02%, 03/15/07 (B)                       NR        1,008,846
                                                                   ------------
                                                                      9,632,089
                                                                   ------------
                 COMMUNICATIONS - 7.84%
   500,000       Clear Channel Communications, Inc.
                 Debenture
                 7.25%, 10/15/27                            Baa         509,713
 1,000,000       Comcast Cable Communications, Inc.
                 8.13%, 05/01/04 (A)                        Baa       1,081,409
 1,000,000       Continental Cablevision, Inc.
                 8.50%, 09/15/01                            Baa       1,064,440
   750,000       Continental Cablevision, Inc.
                 8.30%, 05/15/06                            Baa         824,272
   700,000       Hearst-Argyle Television, Senior Notes
                 7.00%, 01/15/18                            Baa         686,077
   300,000       Kerrville Telephone Co.
                 9.76%, 03/29/00 (B)                        NR          314,175
 1,850,000       TCI Communications, Inc.
                 7.88%, 02/15/26                            Ba        1,989,878
 1,000,000       Viacom, Inc., Senior Debenture
                 Guaranteed
                 7.63%, 01/15/16                            Ba        1,035,038
   450,000       WorldCom, Inc.
                 7.75%, 04/01/07                            Ba          484,724
                                                                   ------------
                                                                      7,989,726
                                                                   ------------
                 UTILITIES - 7.07%
 1,550,000       Connecticut Light & Power Co.
                 First Mortgage, Series 94D
                 7.88%, 10/01/24                            Ba        1,605,528
   569,250       Midland Cogeneration Venture, Debenture
                 10.33%, 07/23/02                           Ba          612,786
 1,247,000       North Atlantic Energy Corp.
                 First Mortgage, Series A
                 9.05%, 06/01/02                            B         1,279,976
 1,270,000       Sithe/Independence Funding Corp.
                 Series A
                 9.00%, 12/30/13                            Baa    $  1,521,079
 1,500,000       Texas-New Mexico Power Co.
                 First Mortgage, Series U
                 9.25%, 09/15/00                            Ba        1,588,828
   600,000       Texas Utilities Electric Co.
                 First Mortgage
                 7.38%, 10/01/25                            Baa         605,736
                                                                   ------------
                                                                      7,213,933
                                                                   ------------
                 CONSUMER PRODUCTS - 3.77%
 1,000,000       Chiquita Brands International, Inc.
                 9.13%, 03/01/04                            B         1,040,000
 1,000,000       DiMon, Inc., Senior Notes, Series B
                 8.88%, 06/01/06                            Ba        1,067,970
 1,600,000       Ralston Purina Co., Debenture
                 7.75%, 10/01/15                            Baa       1,738,465
                                                                   ------------
                                                                      3,846,435
                                                                   ------------
                 TRANSPORTATION - 3.61%
 1,000,000       AMR Corp., Debenture
                 10.00%, 02/01/01                           Baa       1,096,793
 1,203,934       Delta Airlines, Inc.
                 9.23%, 07/02/02 (B)                        NR        1,211,591
   659,000       U.S. Air, Inc., Equipment Trust, Series D
                 10.30%, 01/15/00                           B           686,559
   661,000       U.S. Air, Inc., Equipment Trust, Series F
                 10.30%, 01/15/00                           B           688,643
                                                                   ------------
                                                                      3,683,586
                                                                   ------------
                 MERCHANDISING AND RETAIL - 3.18%
 1,000,000       Federated Department Stores, Inc.
                 Senior Notes
                 10.00%, 02/15/01                           Baa       1,097,677
 1,000,000       Kroger Co., Senior Subordinated Notes
                 10.00%, 05/01/99                           Ba        1,035,028
 1,000,000       USG Corp., Senior Notes
                 8.50%, 08/01/05                            Ba        1,107,500
                                                                   ------------
                                                                      3,240,205
                                                                   ------------
                 SECURITIES BROKERS, DEALERS
                 AND EXCHANGES - 3.05%
 1,000,000       Donaldson Luffkin & Jennrette, Inc.
                 Senior Notes
                 6.88%, 11/01/05                            Baa       1,020,331
 1,000,000       Jones (Edward D.) & Co., LP
                 7.95%, 04/15/06 (B)                        NR        1,090,020
 1,000,000       Legg Mason, Inc., Senior Notes
                 6.50%, 02/15/06                            Baa         995,107
                                                                   ------------
                                                                      3,105,458
                                                                   ------------
                 PRINTING AND PUBLISHING - 2.15%
   850,000       Time Warner Entertainment Co., LP
                 Senior Debenture
                 8.38%, 03/15/23                            Baa         967,339
 1,000,000       Time Warner, Inc., Debenture
                 9.15%, 02/01/23                            Ba        1,228,826
                                                                   ------------
                                                                      2,196,165
                                                                   ------------
                 HEALTH CARE - 2.06%
   675,000       Allegiance Corp.
                 7.30%, 10/15/06                            Baa         709,885
 1,000,000       Tenet Healthcare Corp., Senior Notes
                 9.63%, 09/01/02                            Ba        1,080,000
   300,000       Tenet Healthcare Corp.
                 Senior Subordinated Notes
                 8.63%, 01/15/07                            Ba          310,875
                                                                   ------------
                                                                      2,100,760
                                                                   ------------
                 TOTAL CORPORATE NOTES AND BONDS                     73,224,092
                 (Cost $68,926,195)

U.S. GOVERNMENT OBLIGATIONS - 15.87%

                 U.S. TREASURY NOTES - 8.50%
   375,000       5.50%, 02/29/00                            Aaa         374,297
   405,000       6.25%, 02/28/02                            Aaa         412,847
 2,650,000       6.88%, 05/15/06                            Aaa       2,839,642
 4,665,000       7.00%, 07/15/06                            Aaa       5,038,200
                                                                   ------------
                                                                      8,664,986
                                                                   ------------
                 U.S. TREASURY BONDS - 7.37%
 1,450,000       7.13%, 02/15/23                            Aaa       1,654,360
 5,150,000       7.25%, 05/15/16                            Aaa       5,859,736
                                                                   ------------
                                                                      7,514,096
                                                                   ------------
                 TOTAL U.S. GOVERNMENT OBLIGATIONS                   16,179,082
                 (Cost $15,643,961)

ASSET-BACKED SECURITIES - 8.21%

 1,000,000       American Airlines, Inc
                 Pass-Through Trust, Series 1991 - C2
                 9.73%, 09/29/14                            A         1,248,340
 1,000,000       BankBoston RV Asset Backed Trust
                 Series 1997 - 1, Class A8
                 6.54%, 02/15/09                            NR        1,011,500
   375,000       Barnett Auto Trust
                 Series 1997-A, Class A3
                 6.03%, 11/15/01                            NR          375,701
   201,711       Eaglemark Trust
                 Harley-Davidson, Series 1995 - 1
                 6.80%, 12/15/01 (A)                        Aaa         205,931
   999,704       First Plus Home Loan Trust
                 Series 1996-2, Class A5
                 7.47%, 02/20/11                            NR        1,023,147
   582,201       Green Tree Financial Corp.
                 Series 1995-A, Class A
                 7.25%, 07/15/05                            P           590,946
   808,772       Green Tree Recreational Equipment &
                 Consumer Trust
                 Series 1997-B, Class A-1
                 6.55%, 07/15/28                            NR          816,440
   665,301       National Auto Finance
                 Series 1996-1, Class A
                 6.33%, 12/21/02                            Aaa         668,761
   650,000       Resolution Trust Corp.
                 Series 1995 - 1, Class A4C, CMO
                 6.85%, 02/25/27                            Aaa         644,313
 1,339,328       United Air Lines, Inc.
                 Pass Through Trust, Series 1991 - B1
                 9.30%, 03/22/08                            Baa       1,522,347
    36,486       Western Financial Grantor Trust
                 Series 1994-2, Class A2
                 6.38%, 09/01/99                            Aaa          36,528
   230,123       Western Financial Grantor Trust
                 Series 1995-2, Class A2
                 7.10%, 07/01/00                            Aaa         231,640
                                                                   ------------
                 TOTAL ASSET-BACKED SECURITIES                        8,375,594
                 (Cost $7,881,482)                                 ------------
FOREIGN BONDS (C) - 2.46%

   950,000       Republic of Columbia, Series E, MTN
                 8.66%, 10/07/16 (A)                        Ba          966,921
 1,500,000       United Mexican States
                 Yankee Emerging Market Notes
                 8.50%, 09/15/02                            Ba        1,545,000
                                                                   ------------
                 TOTAL FOREIGN BONDS                                  2,511,921
                 (Cost $2,131,580)                                 ------------

                 INVESTMENT COMPANY - 0.15%

   151,333       State Street Bank Temporary Fund           NR          151,333
                                                                   ------------
                 TOTAL INVESTMENT COMPANY                               151,333
                 (Cost $151,333)                                   ------------

TOTAL INVESTMENTS - 98.50%                                          100,442,022
(Cost $94,734,551)
NET OTHER ASSETS AND LIABILITIES - 1.50%                              1,532,990
                                                                   ------------
NET ASSETS - 100.00%                                               $101,975,012
                                                                   ============

(A) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 1998, these securities amounted to $11,002,767 or 10.79% of net assets.
(B) Restricted securities - Represent ownership in private placement investments which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At March 31, 1998, these securities amounted to $4,358,929 or 4.27% of net assets.
(C) U.S. currency denominated
CMO Collateralized Mortgage Obligation
MTN Medium Term Note.

--------------------------------------------------------------------------------

                             MOODY'S QUALITY RATINGS

               Ba                                          30%
               Baa                                         26%
               Aaa                                         18%
               Private Placements and Not Rated            11%
               B & Bb                                       9%
               A                                            6%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            SECURITY DIVERSIFICATION

               Corporates                                  72%
               U.S. Government Obligations                 16%
               Asset-Backed Securities                      8%
               Other                                        2%

--------------------------------------------------------------------------------

Shareholder inquires regarding account
  information may be directed to:          The Bank of New York
                                           Shareholder Relations Department -11E
                                           PO Box 11258
                                           Church Street Station
                                           New York, New York 10286
                                           1-800-432-8224

--------------------------------------------------------------------------------
                       STATEMENT OF ASSETS AND LIABILITIES
                           March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
   Investments :
      Investments at cost ........................................ $ 94,734,551
      Net unrealized appreciation (depreciation) .................    5,707,471
                                                                   ------------
      Total investments at value .................................  100,442,022
   Interest and dividend receivables .............................    1,850,008
                                                                   ------------
      Total Assets ...............................................  102,292,030
                                                                   ------------
LIABILITIES:
   Advisory fee payable ..........................................       41,392
   Payable to Custodian ..........................................      216,576
   Accrued expenses and other payables ...........................       59,050
                                                                   ------------
      Total Liabilities ..........................................      317,018
                                                                   ------------
NET ASSETS ....................................................... $101,975,012
                                                                   ============
NET ASSETS CONSIST OF:
   Par value ..................................................... $  8,592,306
   Paid-in capital ...............................................   88,551,952
   Undistributed (distribution in excess of net investment income)       37,653
   Accumulated (distribution in excess of) net realized gain
     (loss) on investments sold ..................................     (914,370)
   Net unrealized appreciation (depreciation) of investments .....    5,707,471
                                                                   ------------
TOTAL NET ASSETS ................................................. $101,975,012
                                                                   ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING ........................    8,592,306
                                                                   ------------
NET ASSET VALUE
   Per share ..................................................... $     11.868
                                                                   ============

MARKET VALUE
   Per share ..................................................... $     10.813
                                                                   ============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
              For the Three Months Ended March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest ...................................................... $  1,923,530
   Dividends .....................................................        2,038
                                                                   ------------
      Total investment income ....................................    1,925,568
                                                                   ------------
EXPENSES:
   Investment advisory fees ......................................      124,542
   Fund accounting fees ..........................................        9,172
   Transfer agent fees ...........................................        8,868
   Legal fees ....................................................        1,177
   Audit fees ....................................................        2,703
   Trustees' fees and expenses ...................................        5,357
   Reports to shareholders .......................................          886
   New York Stock Exchange fees ..................................        1,595
   Miscellaneous .................................................        4,148
                                                                   ------------
      Total expenses .............................................      158,448
                                                                   ------------
NET INVESTMENT INCOME ............................................    1,767,120
                                                                   ------------
NET REALIZED AND UNREALIZED
 GAIN(LOSS) ON INVESTMENTS:
   Net realized gain(loss) on investments sold ...................      278,532
   Net change in unrealized appreciation
      (depreciation) of investments ..............................      161,591
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS ...........................................      440,123
                                                                   ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS ................................ $  2,207,243
                                                                   ============

     For the first quarter of 1998, investment grade corporate bonds slightly underperformed comparable duration U.S. Treasuries. Yield spreads ended the quarter nearly unchanged; however, during the period the market gyrated in response to credit-related events and supply. Fears of mounting credit problems in Asia led to wider spreads in January. Compounding market jitters was a heavy new issuance calendar driven by corporate Treasurers eager to take advantage of historically low interest rates. Approximately $123 billion of investment and below investment grade debt was issued during the quarter. By February, credit spreads stabilized as investors were comforted by International Monetary Fund agreements in Asia and were drawn back to the corporate sector by the need to invest accumulated cash positions. Solid gains during the second half of the quarter largely offset the damage realized in January.

--------------------------------------------------------------------------------

                           U.S. Treasury Yield Curves
                        Bond Equivalent Yield Percentage

                                   December 31,               March 31,
                                      1997                      1998
                                      ----                      ----

          3 Months                    5.19                      5.20
          6 Months                    5.35                      5.38
          1 Year                      5.56                      5.50
          2 Years                     5.63                      5.57
          3 Years                     5.68                      5.63
          5 Years                     5.71                      5.62
          10 Years                    5.73                      5.65
          30 Years                    5.92                      5.93

                                    Maturity
--------------------------------------------------------------------------------

     It is noteworthy that for the first time in ten years, the market did not experience the "first quarter effect" in which BBB-rated issues outperform higher quality issues. Rather, BBB-rated bond performance lagged A-rated bond performance by 43 basis points. Wider nominal spreads for all corporates apparently mitigated the need to dip down in credit quality to gain incremental yield.

--------------------------------------------------------------------------------

                            MATURITY DIVERSIFICATION

          Under 3 Years                                         16%
          4-5 Years                                             16%
          5-10 years                                            33%
          11-20 Years                                           15%
          21 Years and Over                                     20%

--------------------------------------------------------------------------------

     Seventy-two percent of the Fund was invested in corporate bonds. Communications remains one of the largest sector weightings, and was modestly increased with the recent purchases of cablevision systems and Hearst-Argyle, an owner/operator of network television affiliates. Other key sector exposures include Domestic Banks, which should gain from ongoing financial services industry consolidation, and Airlines, which are benefiting from the combined effect of a robust economy and low fuel prices.

     In contrast to the preference for higher credit quality among investment grade corporate bond buyers, demand for high yield securities was robust. Buying due to the combination of massive mutual fund inflows and new collateralized bond obligation transactions led to excess returns of 175 basis points, making high yield the best performing sector of the bond market in the first quarter. Twenty seven percent of the Fund is invested in below investment grade securities.

     Sincerely,

/s/ John F. O'Brien                               /s/ Richard M. Reilly

    John F. O'Brien                                   Richard M. Reilly
    Chairman                                          President

                                     [LOGO]
                                   ALLMERICA
                                 FINANCIAL(SM)

                     440 Lincoln Street, Worcester, MA 01653

Allmerica Securities Trust is a Massachusetts Business Trust under an Agreement and Declaration of Trust dated February 26, 1986 as amended and on file with the Secretary of the Commonwealth of Massachusetts. This document is executed by the Trustees or Officers as such and not individually, and no obligation of the Trust shall be binding upon any of the Trustees, Officers or Shareholders, but shall only bind the assets and property of the Trust.

08415NS (5/98)